Short-term investments and Cash and Cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Short Term Investments and Cash and Cash Equivalents

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Short-term investments	—	—
Cash and cash equivalents	26 692	39 338

Total Short-term investments and Cash and Cash equivalents	26 692	39 338